Consolidated Statements of Equity (Parenthetical)	12 Months Ended
	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010
Class A Common Stock [Member]
Issuance of common stock, net of transaction expenses, shares	14,594,760	14,594,760	14,594,760
Class B Common Stock [Member]
Issuance of common stock, net of transaction expenses, shares	6,292,640	6,292,640	6,292,640
Shares outstanding	6,292,640	6,292,640	6,292,640
Class C Common Stock [Member]
Issuance of common stock, net of transaction expenses, shares	1	1	1
Shares outstanding	1	1	1